Reconciliation of changes in property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		₨ 73,835
End of the year	$ 1,602	136,824	₨ 73,835
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		1
End of the year		903	1
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		30,080
End of the year		51,694	30,080
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		363
End of the year		1,160	363
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		42,491
End of the year		39,623	42,491
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		900
End of the year		2,775	900
Office buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year
End of the year		40,669
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		455,260	417,836
Additions		66,378	49,447
Disposals		(38,137)	(12,023)
Effects of movements in foreign exchange rates
Additions		46,035
End of the year		529,536	455,260
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		228	228
Additions		955
Disposals
Effects of movements in foreign exchange rates
Additions
End of the year		1,183	228
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		334,944	318,321
Additions		39,548	26,598
Disposals		(15,562)	(9,975)
Effects of movements in foreign exchange rates
Additions		3,197
End of the year		362,127	334,944
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		2,544	2,480
Additions		93	64
Disposals
Effects of movements in foreign exchange rates
Additions		909
End of the year		3,546	2,544
Gross carrying amount [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		91,941	71,595
Additions		23,838	22,392
Disposals		(21,817)	(2,046)
Effects of movements in foreign exchange rates
Additions		47
End of the year		94,009	91,941
Gross carrying amount [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		25,603	25,212
Additions		1,944	393
Disposals		(758)	(2)
Effects of movements in foreign exchange rates
Additions		846
End of the year		27,635	25,603
Gross carrying amount [member] | Office buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year
Additions
Disposals
Effects of movements in foreign exchange rates
Additions		41,036
End of the year		41,036
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		381,425	371,994
Disposals		(29,484)	(10,905)
Charge for the year		40,771	20,336
Effects of movements in foreign exchange rates
End of the year		392,712	381,425
Depreciation [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		227	227
Disposals
Charge for the year		53
Effects of movements in foreign exchange rates
End of the year		280	227
Depreciation [Member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		304,864	309,248
Disposals		(15,527)	(9,975)
Charge for the year		21,096	5,591
Effects of movements in foreign exchange rates
End of the year		310,433	304,864
Depreciation [Member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		2,181	2,060
Disposals
Charge for the year		205	121
Effects of movements in foreign exchange rates
End of the year		2,386	2,181
Depreciation [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		49,450	36,512
Disposals		(13,188)	(930)
Charge for the year		18,124	13,868
Effects of movements in foreign exchange rates
End of the year		54,386	49,450
Depreciation [Member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		24,703	23,947
Disposals		(769)
Charge for the year		926	756
Effects of movements in foreign exchange rates
End of the year		24,860	24,703
Depreciation [Member] | Office buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year
Disposals
Charge for the year		367
Effects of movements in foreign exchange rates
End of the year		₨ 367